United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount or Shares		Value
	ADJUSTABLE RATE MORTGAGES—53.3%[1]
	Federal Home Loan Mortgage Corporation ARM—15.5%
$1,579,952	2.997%, 4/1/2034	$1,636,172
3,177,593	3.089%, 11/1/2036	3,284,859
3,131,959	3.094%, 2/1/2035	3,317,619
5,101,033	3.110%, 7/1/2034	5,263,307
2,256,255	3.170%, 7/1/2038	2,350,576
1,917,032	3.261%, 11/1/2034	2,028,355
1,996,488	3.348%, 12/1/2034	2,107,285
2,022	3.350%, 9/1/2020	2,025
2,155,260	3.353%, 8/1/2035	2,282,797
2,690,400	3.442%, 10/1/2033	2,785,549
2,904,291	3.489%, 7/1/2036	3,057,954
1,095,830	3.490%, 2/1/2036	1,155,754
1,890,546	3.533%, 4/1/2037	1,998,203
1,966,029	3.538%, 5/1/2035	2,070,660
2,833,062	3.667%, 7/1/2035	2,998,445
	TOTAL	36,339,560
	Federal National Mortgage Association ARM—37.6%
2,705,375	2.144%, 3/1/2044	2,724,544
1,609,024	2.194%, 7/1/2042	1,623,878
561,057	2.394%, 7/1/2036	578,607
1,253,645	2.623%, 12/1/2034	1,308,292
17,162	2.750%, 2/1/2019	17,237
482,578	2.764%, 5/1/2035	501,104
3,317	2.795%, 2/1/2020	3,323
2,334,984	2.830%, 5/1/2039	2,419,415
885,093	2.835%, 9/1/2033	909,101
429,229	2.840%, 12/1/2033	450,897
329,722	2.864%, 11/1/2035	341,197
1,163,574	2.917%, 10/1/2033	1,196,838
1,708,591	2.930%, 2/1/2033	1,794,511
3,380,826	2.970%, 8/1/2034	3,491,182
1,787,838	2.983%, 8/1/2034	1,848,538
3,302,393	2.995%, 1/1/2044	3,395,124
1,527,679	3.006%, 6/1/2034	1,585,537
1,947,289	3.033%, 10/1/2034	2,015,670
8,963	3.048%, 5/1/2018	8,961
3,908,444	3.068%, 1/1/2039	4,107,458
1,705,649	3.081%, 10/1/2037	1,749,637
2,929,613	3.097%, 5/1/2036	3,083,468
290,401	3.106%, 12/1/2040	303,905
710,133	3.111%, 1/1/2035	748,570
1,690,397	3.118%, 7/1/2035	1,782,275
302,067	3.121%, 5/1/2038	314,679
3,107,592	3.153%, 7/1/2034	3,278,792
905,904	3.154%, 6/1/2035	957,460

Principal Amount or Shares		Value
	ADJUSTABLE RATE MORTGAGES—continued[1]
	Federal National Mortgage Association ARM—continued
$1,502,173	3.159%, 10/1/2035	$1,587,237
1,508,237	3.162%, 7/1/2035	1,589,908
300,120	3.186%, 12/1/2034	312,985
4,134,605	3.199%, 5/1/2035	4,332,144
790,798	3.215%, 6/1/2033	833,076
938,932	3.255%, 5/1/2035	980,692
379,688	3.258%, 7/1/2035	396,613
4,837,986	3.274%, 8/1/2039	5,049,550
577,119	3.278%, 10/1/2035	606,043
928,058	3.301%, 7/1/2034	979,415
796,580	3.334%, 1/1/2035	833,852
87,075	3.345%, 10/1/2033	91,366
1,627,427	3.345%, 1/1/2036	1,728,381
125,559	3.355%, 2/1/2036	131,896
284,249	3.364%, 12/1/2040	295,641
91,015	3.372%, 4/1/2034	95,451
2,352,051	3.394%, 1/1/2040	2,497,956
1,826,985	3.428%, 2/1/2042	1,940,318
769,630	3.433%, 7/1/2039	814,868
242,276	3.435%, 2/1/2036	255,320
2,082,179	3.452%, 12/1/2039	2,194,148
662,042	3.459%, 11/1/2040	703,111
971,806	3.460%, 11/1/2039	1,032,090
981,955	3.487%, 5/1/2035	1,035,731
1,011,316	3.492%, 7/1/2035	1,065,533
2,227,566	3.522%, 7/1/2035	2,311,962
942,389	3.523%, 6/1/2034	975,705
886,582	3.523%, 10/1/2035	921,378
1,114,745	3.558%, 10/1/2037	1,159,736
482,530	3.695%, 5/1/2036	512,463
7,704,970	3.806%, 8/1/2035	8,109,399
81,771	3.888%, 7/1/2027	86,501
	TOTAL	88,000,669
	Government National Mortgage Association ARM—0.2%
52,596	2.250%, 11/20/2023	53,413
43,531	2.250%, 10/20/2029	44,582
88,281	2.375%, 1/20/2022	89,098
77,677	2.375%, 2/20/2023	78,598
82,652	2.375%, 3/20/2023	83,648
17,298	2.375%, 1/20/2030	17,723
39,321	2.625%, 5/20/2029	40,208
54,268	2.750%, 7/20/2023	54,940
61,534	2.750%, 9/20/2023	62,318
	TOTAL	524,528
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $124,172,434)	124,864,757
	ASSET-BACKED SECURITIES—3.4%[1]
	Credit Card—2.4%
5,718,000	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.980%, (1-month USLIBOR +0.730%), 1/18/2022	5,750,200

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued[1]
	Other—1.0%
$495,740	SMB Private Education Loan Trust 2016-B, Class A1, 1.900%, (1-month USLIBOR +0.650%), 11/15/2023	$496,469
1,752,942	Sofi Professional Loan Program LLC, Class A1, 3.079%, (1-month USLIBOR +1.750%), 8/25/2036	1,802,003
	TOTAL	2,298,472
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,958,687)	8,048,672
	COLLATERALIZED MORTGAGE OBLIGATIONS—33.4%[1]
	Federal Home Loan Mortgage Corporation—8.8%
314,646	REMIC 2380 FL, 1.850% (1-month USLIBOR +0.600%), 11/15/2031	317,515
275,088	REMIC 2434 FA, 2.250% (1-month USLIBOR +1.000%), 3/15/2032	280,195
110,232	REMIC 2448 FA, 2.250% (1-month USLIBOR +1.000%), 1/15/2032	112,216
116,629	REMIC 2452 FC, 2.250% (1-month USLIBOR +1.000%), 1/15/2032	118,728
389,824	REMIC 2459 FP, 2.250% (1-month USLIBOR +1.000%), 6/15/2032	396,923
86,456	REMIC 2470 EF, 2.250% (1-month USLIBOR +1.000%), 3/15/2032	88,061
405,589	REMIC 2475 F, 2.250% (1-month USLIBOR +1.000%), 2/15/2032	413,075
329,718	REMIC 2475 FD, 1.800% (1-month USLIBOR +0.550%), 6/15/2031	332,254
267,481	REMIC 2480 NF, 2.250% (1-month USLIBOR +1.000%), 1/15/2032	272,392
85,130	REMIC 2498 AF, 2.250% (1-month USLIBOR +1.000%), 3/15/2032	86,710
869,696	REMIC 2819 F, 1.650% (1-month USLIBOR +0.400%), 6/15/2034	873,958
341,676	REMIC 3085 UF, 1.700% (1-month USLIBOR +0.450%), 12/15/2035	343,419
251,265	REMIC 3155 PF, 1.600% (1-month USLIBOR +0.350%), 5/15/2036	251,452
790,514	REMIC 3156 HF, 1.735% (1-month USLIBOR +0.485%), 8/15/2035	795,277
181,109	REMIC 3174 FL, 1.600% (1-month USLIBOR +0.350%), 6/15/2036	181,224
291,547	REMIC 3179 FP, 1.630% (1-month USLIBOR +0.380%), 7/15/2036	291,943
274,412	REMIC 3213 GF, 1.680% (1-month USLIBOR +0.430%), 9/15/2036	275,464
242,114	REMIC 3221 FW, 1.670% (1-month USLIBOR +0.420%), 9/15/2036	242,973
1,462,613	REMIC 3284 AF, 1.560% (1-month USLIBOR +0.310%), 3/15/2037	1,461,038
6,691,449	REMIC 3284 BF, 1.550% (1-month USLIBOR +0.300%), 3/15/2037	6,710,401
923,294	REMIC 3380 FP, 1.600% (1-month USLIBOR +0.350%), 11/15/2036	923,136
917,614	REMIC 3550 GF, 2.000% (1-month USLIBOR +0.750%), 7/15/2039	932,571
1,194,250	REMIC 3556 FA, 2.160% (1-month USLIBOR +0.910%), 7/15/2037	1,215,362
532,937	REMIC 3593 CF, 1.850% (1-month USLIBOR +0.600%), 2/15/2036	539,580
3,162,120	REMIC 4149 F, 1.500% (1-month USLIBOR +0.250%), 1/15/2033	3,148,888
	TOTAL	20,604,755
	Federal National Mortgage Association—19.6%
70,137	REMIC 1995-17 B, 2.948%, 2/25/2025	70,780
356,180	REMIC 2001-32 FA, 1.878% (1-month USLIBOR +0.550%), 7/25/2031	358,897
124,393	REMIC 2001-57 FA, 1.778% (1-month USLIBOR +0.450%), 6/25/2031	125,279
99,856	REMIC 2001-62 FC, 1.978% (1-month USLIBOR +0.650%), 11/25/2031	101,025
130,361	REMIC 2001-71 FS, 1.928% (1-month USLIBOR +0.600%), 11/25/2031	131,686
250,163	REMIC 2002-52 FG, 1.828% (1-month USLIBOR +0.500%), 9/25/2032	251,919
715,024	REMIC 2002-58 FG, 2.328% (1-month USLIBOR +1.000%), 8/25/2032	728,579
116,191	REMIC 2002-60 FH, 2.328% (1-month USLIBOR +1.000%), 8/25/2032	118,394
470,522	REMIC 2002-7 FG, 2.228% (1-month USLIBOR +0.900%), 1/25/2032	479,229
231,255	REMIC 2002-77 FA, 2.283% (1-month USLIBOR +1.000%), 12/18/2032	235,611
96,091	REMIC 2002-77 FG, 0.723% (1-month USLIBOR +0.550%), 12/18/2032	96,939
204,863	REMIC 2002-8 FA, 2.033% (1-month USLIBOR +0.750%), 3/18/2032	208,026
1,600,691	REMIC 2004-28 PF, 1.728% (1-month USLIBOR +0.400%), 3/25/2034	1,603,476
304,531	REMIC 2005-67 FM, 1.678% (1-month USLIBOR +0.350%), 8/25/2035	304,701
1,373,762	REMIC 2006-103 FB, 1.728% (1-month USLIBOR +0.400%), 10/25/2036	1,383,342
382,843	REMIC 2006-11 FB, 1.628% (1-month USLIBOR +0.300%), 3/25/2036	383,210

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued[1]
	Federal National Mortgage Association—continued
$528,066	REMIC 2006-20 PF, 1.648% (1-month USLIBOR +0.320%), 11/25/2030	$528,281
2,168,699	REMIC 2006-49 PF, 1.578% (1-month USLIBOR +0.250%), 4/25/2036	2,162,308
1,325,983	REMIC 2006-65 DF, 1.678% (1-month USLIBOR +0.350%), 7/25/2036	1,326,982
487,990	REMIC 2006-76 QF, 1.728% (1-month USLIBOR +0.400%), 8/25/2036	490,494
500,066	REMIC 2006-8 NF, 1.698% (1-month USLIBOR +0.370%), 3/25/2036	500,855
187,859	REMIC 2006-81 FA, 1.678% (1-month USLIBOR +0.350%), 9/25/2036	188,178
4,608,165	REMIC 2006-W1 2AF1, 1.548% (1-month USLIBOR +0.220%), 2/25/2046	4,566,207
173,986	REMIC 2007-102 FA, 1.898% (1-month USLIBOR +0.570%), 11/25/2037	175,560
400,452	REMIC 2007-16 PF, 1.518% (1-month USLIBOR +0.190%), 3/25/2037	398,187
467,068	REMIC 2007-20 F, 1.588% (1-month USLIBOR +0.260%), 3/25/2037	466,599
353,817	REMIC 2007-67 FB, 1.648% (1-month USLIBOR +0.320%), 7/25/2037	353,510
3,062,687	REMIC 2007-71 WF, 1.778% (1-month USLIBOR +0.450%), 7/25/2037	3,077,587
512,765	REMIC 2007-84 FN, 1.828% (1-month USLIBOR +0.500%), 8/25/2037	515,860
557,816	REMIC 2007-88 FW, 1.878% (1-month USLIBOR +0.550%), 9/25/2037	558,254
452,910	REMIC 2007-88 FY, 1.788% (1-month USLIBOR +0.460%), 9/25/2037	456,155
1,643,292	REMIC 2008-52 FD, 1.678% (1-month USLIBOR +0.350%), 6/25/2036	1,643,278
771,798	REMIC 2008-69 FB, 2.328% (1-month USLIBOR +1.000%), 6/25/2037	792,781
340,916	REMIC 2008-75 DF, 2.578% (1-month USLIBOR +1.250%), 9/25/2038	350,185
3,221,822	REMIC 2009-106 FN, 2.078% (1-month USLIBOR +0.750%), 1/25/2040	3,274,678
1,126,793	REMIC 2009-78 UF, 2.098% (1-month USLIBOR +0.770%), 10/25/2039	1,147,015
2,050,593	REMIC 2009-87 FX, 2.078% (1-month USLIBOR +0.750%), 11/25/2039	2,082,885
2,392,840	REMIC 2009-87 HF, 2.178% (1-month USLIBOR +0.850%), 11/25/2039	2,441,288
1,054,212	REMIC 2010-39 EF, 1.848% (1-month USLIBOR +0.520%), 6/25/2037	1,061,584
4,888,879	REMIC 2011-4 PF, 1.878% (1-month USLIBOR +0.550%), 2/25/2041	4,929,742
5,121,191	REMIC 2012-130 DF, 1.728% (1-month USLIBOR +0.400%), 12/25/2042	5,102,433
793,220	REMIC 2012-99 FB, 1.708% (1-month USLIBOR +0.380%), 9/25/2042	795,341
	TOTAL	45,967,320
	Government National Mortgage Association—4.0%
5,547,170	REMIC 2012-H24 FC, 1.633% (1-month USLIBOR +0.400%), 10/20/2062	5,519,695
3,756,789	REMIC 2013-H15 FA, 1.773% (1-month USLIBOR +0.540%), 6/20/2063	3,757,172
	TOTAL	9,276,867
	Non-Agency Mortgage-Backed Securities—1.0%
2,422,890	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,307,443
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $77,635,701)	78,156,385
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%[1]
	Agency Commercial Mortgage-Backed Securities—2.5%
5,034,559	FHLMC REMIC KS02 A, 1.612% (1-month USLIBOR +0.380%), 8/25/2023	5,033,032
850,838	FHLMC REMIC KF03 A, 1.572% (1-month USLIBOR +0.340%), 1/25/2021	848,715
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,885,398)	5,881,747
	MORTGAGE-BACKED SECURITIES—1.0%
	Federal National Mortgage Association—1.0%
2,052,992	3.000%, 8/1/2023	2,097,032
245,299	5.000%, 1/1/2024	258,520
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,373,968)	2,355,552

Principal Amount or Shares			Value
		U.S. TREASURY—2.5%
		U.S. Treasury Notes—2.5%
$6,000,000		United States Treasury Notes, 1.500%, 10/31/2019 (IDENTIFIED COST $5,976,331)	$5,967,644
		INVESTMENT COMPANY—3.8%
8,900,674	[2]	Federated Government Obligations Fund, Premier Shares, 0.97%[3] (IDENTIFIED COST $8,900,674)	8,900,674
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $232,903,193)	234,175,431
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	190,830
		TOTAL NET ASSETS—100%	$234,366,261
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2017	7,022,442
Purchases/Additions	19,594,420
Sales/Reductions	(17,716,188)
Balance of Shares Held 11/30/2017	8,900,674
Value	$8,900,674
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/(Loss)	$NA
Dividend Income	$15,503
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$124,864,757	$—	$124,864,757
Asset-Backed Securities	—	8,048,672	—	8,048,672
Collateralized Mortgage Obligations	—	78,156,385	—	78,156,385
Commercial Mortgage-Backed Securities	—	5,881,747	—	5,881,747
Mortgage-Backed Securities	—	2,355,552	—	2,355,552
U.S. Treasury	—	5,967,644	—	5,967,644
Investment Company	8,900,674	—	—	8,900,674
TOTAL SECURITIES	$8,900,674	$225,274,757	$—	$234,175,431
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018